Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations - Memoranda of Agreement for the Sale of 14 Container Vessels(Table)

Name of Vessel	Type	TEU	MOA Date	Delivery
M/V Akadimos	Neo Panamax Container Vessel	9,288	January 31, 2024	March 8, 2024
M/V Long Beach Express	Panamax Container Vessel	5,089	December 15, 2023	February 26, 2024
M/V Seattle Express	Panamax Container Vessel	5,089	February 14, 2024	April 26, 2024
M/V Fos Express	Panamax Container Vessel	5,089	February 14, 2024	May 3, 2024
M/V Athenian	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Athos	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Aristomenis	Neo Panamax Container Vessel	9,954	March 1, 2024	May 3, 2024
M/V Hyundai Premium	Neo Panamax Container Vessel	5,023	September 12, 2024	November 22, 2024
M/V Hyundai Paramount	Neo Panamax Container Vessel	5,023	September 12, 2024	December 20, 2024
M/V Hyundai Prestige	Neo Panamax Container Vessel	5,023	September 12, 2024	December 5, 2024
M/V Hyundai Privilege	Neo Panamax Container Vessel	5,023	September 12, 2024	January 10, 2025
M/V Hyundai Platinum	Neo Panamax Container Vessel	5,023	September 12, 2024	March 10, 2025
M/V Manzanillo Express	Neo Panamax Container Vessel	13,312	August 7, 2025	October 6, 2025
M/V Buenaventura Express	Neo Panamax Container Vessel	13,696	October 29, 2025	January 19, 2026

Discontinued Operations - Operating Results of the Discontinued Operations (Table)

	For the years ended December 31,
	2025	2024	2023
Revenues	$28,886	$100,439	$141,390
Expenses
Voyage expenses	662	2,114	3,301
Vessel operating expenses	6,390	22,536	36,862
Vessel operating expenses - related party	836	3,443	4,734
Vessel depreciation and amortization	6,983	20,720	36,640
Impairment of vessel	—	—	340
Gain on sale of vessels	(53,705)	(103,807)	—
Operating income, net	67,720	155,433	59,513
Other (expense) / income, net:
Interest expense and finance cost (including $304 to related party, for the years ended December 31, 2024 and 2023)	(10,572)	(17,203)	(20,528)
Other income / (expense), net	217	214	(24)
Total other expense, net	(10,355)	(16,989)	(20,552)
Net income from discontinued operations	$57,365	$138,444	$38,961

Discontinued Operations - Balance Sheet Information from Discontinued Operations (Table)

	As of December 31, 2025	As of December 31, 2024
Cash and cash equivalents	$680	$1,371
Trade accounts receivable	92	800
Prepayments and other assets	1,205	1,226
Inventories	—	417
Claims	49	49
Assets held for sale	122,212	71,720
Current assets of discontinued operations	124,238	75,583
Vessels, net	—	237,645
Non-current assets of discontinued operations	—	237,645
Current portion of long-term debt, net	—	11,257
Trade accounts payable	2,446	3,530
Accrued liabilities	9,017	13,440
Deferred revenue	—	903
Liabilities associated with vessel held for sale	92,051	—
Current liabilities of discontinued operations	103,514	29,130
Non-current liabilities associated with vessels held for sale	—	172,172
Below market acquired charters	—	9,736
Non-current liabilities of discontinued operations	$—	$181,908

Discontinued Operations - Gain on Sale of Vessels 2025 (Table)

Vessel	Sale price	Carrying value on sale	Other sale expenses	Gain on sale
M/V Hyundai Privilege	$60,650	$(35,647)	$(1,824)	$23,179
M/V Hyundai Platinum	60,650	(35,792)	(1,824)	23,034
M/V Manzanillo Express	118,500	(108,631)	(2,377)	7,492
Total	$239,800	$(180,070)	$(6,025)	$53,705

Discontinued Operations - Gain on Sale of Vessels 2024 (Table)

Vessel	Sale price	Carrying value on sale	Other sale expenses	Gain / (loss) on sale
M/V Akadimos	$80,000	$(62,030)	$(1,560)	$16,410
M/V Seattle Express	13,200	(12,939)	(269)	(8)
M/V Fos Express	13,200	(12,931)	(284)	(15)
M/V Long Beach Express	13,050	(12,789)	(261)	—
M/V Athenian	51,000	(44,833)	(1,029)	5,138
M/V Athos	51,000	(44,760)	(1,029)	5,211
M/V Aristomenis	51,000	(45,105)	(1,029)	4,866
M/V Hyundai Premium	60,650	(34,626)	(1,825)	24,199
M/V Hyundai Paramount	60,650	(34,736)	(1,825)	24,089
M/V Hyundai Prestige	60,650	(34,908)	(1,825)	23,917
Total	$454,400	$(339,657)	$(10,936)	$103,807